Leases (Details) - Schedule of supplemental cash flow information related to leases ¥ in Thousands, $ in Thousands	6 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating lease	¥ 4,121	$ 597	¥ 7,878
Supplement noncash information
New operating lease liabilities arose from obtaining right-of-use assets	2,975	431	25,362
Change on lease liabilities arose from modification on lease terms	(62)	(9)
Change on lease liabilities arose from early termination of operating leases	¥ (8,248)	$ (1,196)	¥ (9,848)